PREPAID EXPENSES AND DEPOSITS	12 Months Ended
Oct. 31, 2022
Prepaid Expenses And Deposits
PREPAID EXPENSES AND DEPOSITS

7. PREPAID EXPENSES AND DEPOSITS

	October 31, 2022	October 31, 2021	January 31, 2021
Prepaid expenses	$191,322	$18,246	$7,067
Deposits on inventory	475,458	56,261	111,302
Deposits	10,694	7,067	-
	$677,474	$81,574	$118,369